Schedule of Reconciliation of Provision of Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Loss before taxes	$ (9,521,488)	$ (1,619,155)
Expected income tax credit at statutory rate of 25% (2023: 25%)	(2,380,372)	(404,789)
Stock issued for services		140,000
IPO related expenses	12,622	27,601
Provision for bad debt	144,816	106,742
Unrealized loss on investments	88,695	131,613
Government Subsidy Tech Boost		(6,721)
Debt discount	277,022
Non-taxable other income	(30,472)
-Non-tax deductible personnel expenses	29,544
Non-tax deductible consulting fees	1,367,032
Non-tax deductible general and administrative expenses	308,512
Other items, net	(26,742)	(20,207)
Income tax credit	$ (209,343)	$ (25,761)